CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		Florida. On June 4, 2019, the State Court of Florida allowed REGIONAL ONE to add a new claim against LATAM AIRLINES COLOMBIA for default on a verbal contract. Given the new claim, LATAM AIRLINES COLOMBIA petitioned that the Court postpone the trial to August 2019 to have the time to investigate the facts alleged by REGIONAL ONE to prove a verbal contract. The facts discovery phase continued, including the verbal statements of the experts of both sides, which have been taking place since March 2020. Given the Covid-19 pandemic and the suspension of trials in the County of Miami-Dade, the Court canceled the trial scheduled for June 2020. In addition, the claims against Aires have been suspended given the request for reorganization filed by LATAM AIRLINES GROUP SA and some of its subsidiaries, including Aires, on May 26, 2020, under Chapter 11 of the United States Bankruptcy Code. Dash, Regional One and VAS filed unsecured claims with the U.S. Bankruptcy Court by the deadline that creditors have according to Chapter 11. On October 18, 2021, Regional One, Dash and LATAM AIRLINES COLOMBIA participated in a third mediation where they agreed on the terms of a global settlement. On December 16, 2021, the Bankruptcy Court for the Southern District of New York approved the global agreement and release. Therefore, Dash and Regional withdrew their claims against Aires in Florida on December 21, 2021. VAS and Regional One informed the Court of a settlement agreement between them. VAS has informally presented a modified Chapter 11 claim to LATAM AIRLINES COLOMBIA in the intent to claim an indemnity of USD$1,197,539. LATAM AIRLINES COLOMBIA has not yet responded. VAS withdrew the damage indemnity claim against LATAM Airlines Colombia.
LATAM Airlines Group S.A. y Lan Cargo S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		European Commission.
Origin		Investigation of alleged infringements to free competition of cargo airlines, especially fuel surcharge. On December 26th, 2007, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the instruction process against twenty five cargo airlines, including Lan Cargo S.A., for alleged breaches of competition in the air cargo market in Europe, especially the alleged fixed fuel surcharge and freight.
Stage of trial		On April 14th, 2008, the notification of the European Commission was replied. The appeal was filed on January 24, 2011. On May 11, 2015, we attended a hearing at which we petitioned for the vacation of the Decision based on discrepancies in the Decision between the operating section, which mentions four infringements (depending on the routes involved) but refers to Lan in only one of those four routes; and the ruling section (which mentions one single conjoint infraction). On November 9th, 2010, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the imposition of a fine in the amount of THUS$8,797 (8.220.000 Euros) This fine is being appealed by Lan Cargo S.A. and LATAM Airlines Group S.A. On December 16, 2015, the European Court of Justice revoked the Commission’s decision because of discrepancies. The European Commission did not appeal the decision, but presented a new one on March 17, 2017 reiterating the imposition of the same fine on the eleven original airlines. The fine totals 776,465,000 Euros. It imposed the same fine as before on Lan Cargo and its parent, LATAM Airlines Group S.A., totaling 8.2 million Euros. On May 31, 2017 Lan Cargo S.A. and LATAM Airlines Group S.A. filed a petition with the General Court of the European Union seeking vacation of this decision. We presented our defense in December 2017. On July 12, 2019, we attended a hearing before the European Court of Justice to confirm our petition for vacation of judgment or otherwise, a reduction in the amount of the fine. On March 30, 2022, the European Court issued its ruling and lowered the amount of our fine from KUS$8,797 (8,220,000 Euros) to KUS$2,397 (2,240,000 Euros). This ruling was appealed by LAN Cargo S.A. and LATAM on June 9, 2022. The other eleven airlines also appealed the ruling affecting them. The European Commission responded to our appeal of September 7, 2022. Lan Cargo S.A. and LATAM answered the Commission’s arguments on November 11, 2022. The European Commission has until January 24, 2023 to reply to our defense. On December 17, 2020, the European Commission had presentaded proof of claim for the total amount of the fine (ThUS$8,797 (€8,220,000)) to the New York Court hearing the Chapter 11 procedure petitioned by LATAM Airlines Group, S.A. and LAN Cargo, S.A. in May 2020. The amount of this claim has been modified subject to the possible appeal of the ruling of the European Court.
Amounts Committed	[1]	2,397
Lan Cargo S.A. y LATAM Airlines Group S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		In the Ovre Romerike District Court (Norway) y Directie Juridische Zaken Afdeling Ceveil Recht (Netherlands)
Origin		Lawsuits filed against European airlines by users of freight services in private lawsuits as a result of the investigation into alleged breaches of competition of cargo airlines, especially fuel surcharge. Lan Cargo S.A. and LATAM Airlines Group S.A., have been sued in court proceedings directly and/or in third party, based in England, Norway, the Netherlands and Germany, these claims were filed in England, Norway, the Netherlands and Germany, but are only ongoing in Norway and the Netherlands.
Stage of trial		The two proceedings still pending in Norway and the Netherlands are in the evidentiary stages. There has been no activity in Norway since January 2014 and in the Netherlands, since February 2021. The amounts are indeterminate.
Amounts Committed	[1]	-0-
Aerolinhas Brasileiras S.A. [member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		Federal Justice.
Case Number		0008285-53.2015.403.6105
Origin		An action seeking to quash a decision and petioning for early protection in order to obgain a revocation of the penalty imposed by the Brazilian Competition Authority (CADE) in the investigation of cargo airlines alleged fair trade violations, in particular the fuel surcharge.
Stage of trial		This action was filed by presenting a guaranty – policy – in order to suspend the effects of the CADE’s decision regarding the payment of the following fines: (i) ABSA: ThUS$10,438; (ii) Norberto Jochmann: ThUS$201; (iii) Hernan Merino: ThUS$ 102; (iv) Felipe Meyer:ThUS$ 102. The action also deals with the affirmative obligation required by the CADE consisting of the duty to publish the condemnation in a widely circulating newspaper. This obligation had also been stayed by the court of federal justice in this process. Awaiting CADE’s statement. ABSA began a judicial review in search of an additional reduction in the fine amount. The Judge’s decision was published on March 12, 2019, and we filed an appeal against it on March 13, 2019
Amounts Committed	[1]	9,847
Aerolinhas Brasileiras S.A. [member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		Federal Justice.
Case Number		0001872-58.2014.4.03.6105
Origin		An annulment action with a motion for preliminary injunction, was filed on 28/02/2014, in order to cancel tax debts of PIS, CONFINS, IPI and II, connected with the administrative process 10831.005704/2006.43
Stage of trial		We have been waiting since August 21, 2015 for a statement by Serasa on TAM’s letter of indemnity and a statement by the Union. The statement was authenticated on January 29, 2016. A new insurance policy was submitted on March 30, 2016 with the change to the guarantee requested by PGFN. On 05/20/2016 the process was sent to PGFN, which was manifested on 06/03/2016. The Decision denied the company’s request in the lawsuit. The court (TRF3) made a decision to eliminate part of the debt and keep the other part (already owed by the Company, but which it has to pay only at the end of the process: KUS$3,478– R$18.148.281,61- probable). We must await a decision on the Treasury appeal.
Amounts Committed	[1]	7,822
Tam Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		Court of the Second Region.
Case Number		2001.51.01.012530-0 (linked to the procces 19515.721154/2014-71, 19515.002963/2009-12)
Origin		Ordinary judicial action brought for the purpose of declaring the nonexistence of legal relationship obligating the company to collect the Air Fund.
Stage of trial		Unfavorable court decision in first instance. Currently expecting the ruling on the appeal filed by the company. In order to suspend chargeability of Tax Credit a Guaranty Deposit to the Court was delivered for R$ 260.223.373,10-original amount in 2012/2013, which currently equals THUS$73,986. The court decision requesting that the Expert make all clarifications requested by the parties in a period of 30 days was published on March 29, 2016. The plaintiffs’ submitted a petition on June 21, 2016 requesting acceptance of the opinion of their consultant and an urgent ruling on the dispute. No amount additional to the deposit that has already been made is required if this case is lost.
Amounts Committed	[1]	73,986
Tam Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		Internal Revenue Service of Brazil.
Case Number		10880.725950/2011-05
Origin		Compensation credits of the Social Integration Program (PIS) and Contribution for Social Security Financing (COFINS) Declared on DCOMPs.
Stage of trial		The objection (manifestação de inconformidade) filed by the company was rejected, which is why the voluntary appeal was filed. The case was assigned to the 1st Ordinary Group of Brazil’s Administrative Council of Tax Appeals (CARF) on June 8, 2015. TAM’s appeal was included in the CARF session held August 25, 2016. An agreement that converted the proceedings into a formal case was published on October 7, 2016. The amount has been reduced after some set-offs were approved by the Department of Federal Revenue of Brazil. We must wait until the due diligence is complete.
Amounts Committed	[1]	32,989
Aerovías de Integración Regional, AIRES S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		United States Court of Appeals for the Eleventh Circuit, Florida, U.S.A. 45th Civil Court of the Bogota Circuit in Colombia.
Case Number		2013-20319 CA 01
Origin		The July 30th, 2012 Aerovías de Integración Recional, Aires S.A. (LATAM AIRLINES COLOMBIA) initiated a legal process in Colombia against Regional One INC and Volvo Aero Services LLC, to declare that these companies are civilly liable for moral and material damages caused to LATAM AIRLINES COLOMBIA arising from breach of contractual obligations of the aircraft HK-4107. The June 20th, 2013 AIRES SA And / Or LATAM AIRLINES COLOMBIA was notified of the lawsuit filed in U.S. for Regional One INC and Dash 224 LLC for damages caused by the aircraft HK-4107 arguing failure of LATAM AIRLINES GROUP S.A. customs duty to obtain import declaration when the aircraft in April 2010 entered Colombia for maintenance required by Regional One.
Stage of trial		Colombia. This case is being heard by the 45th Civil Court of the Bogota Circuit in Colombia. Statements were taken from witnesses presented by REGIONAL ONE and VAS on February 12, 2018. The court received the expert opinions requested by REGIONAL ONE and VAS and given their petition, it asked the experts to expand upon their opinions. It also changed the experts requested by LATAM AIRLINES COLOMBIA. The case was brought before the Court on September 10, 2018 and these rulings are pending processing so that a new hearing can be scheduled. On October 31, 2018, the judge postponed the deadline for the parties to answer the objection because of a serious error brought to light by VAS regarding the translation submitted by the expert. The process has been in the judge’s chambers since March 11, 2019 to decide on replacing the damage estimation expert as requested by LATAM AIRLINES COLOMBIA. The one previously appointed did not take office. A petition has also been made by VAS objecting to the translation of the documents in English into Spanish due to serious mistakes, which was served to the parties in October 2018. The 45th Civil Circuit Court issued an order on August 13, 2019 that did not decide on the pending matters but rather voided all actions since September 14, 2018 and ordered the case to be referred to the 46th Civil Circuit Court according to article 121 of the General Code of Procedure. Said article says that court decisions must be rendered in no more than one (1) year as from the service of the court order admitting the claim. If that period expires without any ruling being issued, the Judge will automatically forfeit competence over the proceedings and must give the Administrative Room of the Superior Council of the Judiciary notice of that fact the next day, in addition to referring the case file to the next sitting judge in line, who will have competence and will issue a ruling in no more than 6 months. The case was sent to the 46th Civil Circuit Court on September 4, 2019, which claims that there was a competence conflict and then sent the case to the Superior Court of Bogotá to decide which court, the 45th or 46th, had to continue with the case. The Court decided that 45th Civil Circuit Court should continue with the case, so this Court on 01/15/2020 has reactivated the procedural process ordering the transfer to the parties of the objection presented by VAS for serious error of the translation to Spanish of documents provided in English. On 02/24/2020 it declares that the parties did not rule on the objection presented by VAS and requires the plaintiff to submit an expert opinion of damages corresponding to the claims of the lawsuit through its channel. Since 03/16/20 a suspension of terms is filed in Courts due to the pandemic. Judicial terms were reactivated on July 1, 2020. On September 18, 2020, an expert opinion on damages was submitted that had been requested by the Court. The Court ordered service of the ruling to the parties on December 14, 2020. The defendants, REGIONAL ONE and VAS, filed a motion for reconsideration of this decision, petitioning that the evidence of the expert opinion be eliminated because it was presented late. The motion was denied by the Court. On April 30, 2021, they petitioned for a clarification and supplement to the opinion, to which the Court agreed in a decision on May 19, 2021, giving the expert 10 business days to respond. The brief of clarification was filed June 2, 2021 and the docket was presented to the Judge on June 3, 2021. The parties were given notice of the objection on July 21, 2021 based on a serious mistake in the opinion presented by Regional One. The case entered the judgment phase on August 5, 2021. On October 7, 2021, the Court set a date for the instruction and judgment hearing, which will be February 3, 2022. Regional One, the defendant, filed a petition for reconsideration on October 13, 2021 that had not been decided on the date of this report. The claim was withdrawn on January 11, 2022 because the matter had been settled before the Bankruptcy Court hearing the Chapter 11 claim. The Court decreed the end of the proceedings because the claims were withdrawn in a ruling issued January 19, 2022. On January 21, 2022, VAS submitted a remedy of reconsideration and, alternatively, an appeal against the interim decision because it did not order costs to be paid to it. The parties were given notice to present a response between February 2 and 4, 2022. The proceedings continue with the judge while they decide on costs. These costs will not be enforced under the settlement made in the USA by VAS and LATAM Airlines Colombia.
Amounts Committed	[1]	-0-
TAM Linhas Aéreas S.A Two [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		An administrative objection was filed on September 17th, 2014. A first-instance ruling was rendered on June 1, 2016 that was partially favorable. The separate fine was revoked. A voluntary appeal was filed on June 30, 2016, which is pending a decision by CARF. On September 9, 2016, the case was referred to the Second Division, Fourth Chamber, of the Third Section of the Administrative Council of Tax Appeals (CARF). In September 2019, the Court rejected the appeal of the Hacienda Nacional. Hacienda Nacional filed a complaint that was denied by the Court. The final calculations of the Federal Income Tax Bureau are pending.
Case Number	[1]	10,095
Origin		Internal Revenue Service of Brazil
Stage of trial		10880.722.355/2014-52
Amounts Committed		On August 19th, 2014 the Federal Tax Service issued a notice of violation stating that compensation credits Program (PIS) and the Contribution for the Financing of Social Security COFINS by TAM are not directly related to the activity of air transport.
Latam Airlines Group S.A. [Member] | Civil Court of Santiago [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		The claim was answered on March 22, 2017 and the plaintiff filed its replication on April 4, 2017. LATAM filed its rejoinder on April 13, 2017, which concluded the argument stage of the lawsuit. A reconciliation hearing was held on May 2, 2017, but the parties did not reach an agreement. The Court issued the evidentiary decree on May 12, 2017. We filed a petition for reconsideration because we disagreed with certain points of evidence. That petition was partially sustained by the Court on June 27, 2017. The evidentiary stage commenced and then concluded on July 20, 2017. Observations to the evidence must now be presented. That period expires August 1, 2017. We filed our observations to the evidence on August 1, 2017. We were served the decision on December 13, 2017 that dismissed the claim since LATAM was in no way liable. The plaintiff filed an appeal on December 26, 2017. Arguments were pled before the Santiago Court of Appeals on April 23, 2019, and on April 30, 2019, this Court confirmed the ruling of the trial court absolving LATAM. The losing party was ordered to pay costs in both cases. On May 18, 2019, Inversiones Ranco Tres S.A. filed a remedy of vacation of judgment based on technicalities and on substance against the Appellate Court decision. The Appellate Court admitted both appeals on May 29, 2019 and the appeals are pending a hearing by the Supreme Court. On August 11, 2021 Inversiones Ranco Tres S.A. requested the suspension of the hearing of the Appeal, after the recognition by the 2nd Civil Court of Santiago of the foreign reorganization procedure in accordance with Law No. 20,720, for the entire period that said procedure lasts, a request that was accepted by the Supreme Court. In December 2022 LATAM requested the end of the suspension.
Case Number	[1]	15,488
Origin		22° Civil Court of Santiago
Stage of trial		C-29.945-2016
Amounts Committed		The Company received notice of a civil liability claim by Inversiones Ranco Tres S.A. on January 18, 2017. It is represented by Mr. Jorge Enrique Said Yarur. It was filed against LATAM Airlines Group S.A. for an alleged contractual default by the Company and against Ramon Eblen Kadiz, Jorge Awad Mehech, Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, directors and officers, for alleged breaches of their duties. In the case of Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, it alleges a breach, as controllers of the Company, of their duties under the incorporation agreement. LATAM has retained legal counsel specializing in this area to defend it.
TAM Linhas Aéreas S.A. [Member] | Jurisdiction of Federal Tax Enforcement of Sao Paulo [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		This tax enforcement was referred to the 10th Federal Jurisdiction on February 16, 2017. A petition reporting our request to submit collateral was recorded on April 18, 2017. At this time, the period is pending for the plaintiff to respond to our petition. The bond was replaced. The evidentiary stage has begun.
Case Number	[1]	30,811
Origin		10th Jurisdiction of Federal Tax Enforcement of Sao Paulo
Stage of trial		0061196-68.2016.4.03.6182
Amounts Committed		Tax Enforcement Lien No. 0020869-47.2017.4.03.6182 on Profit-Based Social Contributions from 2004 to 2007.
TAM Linhas Aéreas S.A. [Member] | Department of Federal Revenue of Brazil [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		The lawsuit was assigned on February 28, 2019. A decision was rendered on March 1, 2019 stating that no guarantee was required. Actualmente, debemos esperar la decisión final. On 04/06/2020 TAM Linhas Aéreas S.A. had a favorable decision (sentence). The National Treasury can appeal. Today, we await the final decision.
Case Number	[1]	9,071
Origin		Department of Federal Revenue of Brazil
Stage of trial		5002912.29.2019.4.03.6100
Amounts Committed		A lawsuit disputing the debit in the administrative proceeding 16643.000085/2009-47, reported in previous notes, consisting of a notice demanding recovery of the Income and Social Assessment Tax on the net profit (SCL) resulting from the itemization of royalties and use of the TAM trademark
TAM Linhas Aéreas S.A [Member] | Delegacía de Receita Federal [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		The administrative defensive arguments were presented September 28, 2017. The Court dismissed the Company’s appeal in August 2019. Then on September 17, 2019, Company filed a special appeal (CRSF (Higher Tax Appeals Chamber)) that is pending a decision. A hearing will be held on October 19, 2022. A new decision was rendered against the company and the discussion at the administrative level ended. The debt will be disputed in a claim to be filed in January 2023.
Case Number	[1]	18,307
Origin		Delegacía de Receita Federal
Stage of trial		10611.720630/2017-16
Amounts Committed		This is an administrative claim about a fine for the incorrectness of an import declaration.
TAM Linhas Aéreas S.A [Member] | Delegacía de Receita Federal One [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We are currently awaiting a decision. There is no predictable decision date because it depends on the court of the government agency.
Case Number	[1]	13,023
Origin		Delegacía de Receita Federal
Stage of trial		10611.720852/2016-58
Amounts Committed		An improper charge of the Contribution for the Financing of Social Security (COFINS) on an import
TAM Linhas Aéreas S.A [Member] | Delegacía de Receita Federal Two [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		An administrative defense was presented on May 29, 2018. The process has become a judicial proceeding.
Case Number	[1]	26,580
Origin		Delegacía de Receita Federal
Stage of trial		16692.721.933/2017-80
Amounts Committed		The Internal Revenue Service of Brazil issued a notice of violation because TAM applied for credits offsetting the contributions for the Social Integration Program (PIS) and the Social Security Funding Contribution (COFINS) that do not bear a direct relationship to air transport (Referring to 2012).
SNEA (Sindicato Nacional das empresas aeroviarias) [Member] | União Federal [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		A decision is now pending on the appeal presented by SNEA.
Case Number	[1]	83,636
Origin		União Federal
Stage of trial		0012177-54.2016.4.01.3400
Amounts Committed		A claim against the 72% increase in airport control fees (TAT-ADR) and approach control fees (TAT-APP) charged by the Airspace Control Department (“DECEA”).
TAM Linhas Aéreas S/A [Member] | Department of Federal Revenue of Brazil Six [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		A decision by the superior court is pending. The amount is indeterminate because even though TAM is the plaintiff, if the ruling is against it, it could be ordered to pay a fee.
Case Number	[1]	-0-
Origin		União Federal
Stage of trial		2001.51.01.020420-0
Amounts Committed		TAM and other airlines filed a recourse claim seeking a finding that there is no legal or tax basis to be released from collecting the Additional Airport Fee (“ATAERO”).
TAM Linhas Aéreas S/A [Member] | Delegacia da Receita Federal [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		The administrative defensive arguments were presented March 19, 2018. A decision in favor of the company was rendered on October 22, 2022. The process was archived in favor of the company.
Case Number		13,661
Origin		Delegacia da Receita Federal
Stage of trial		10880-900.424/2018-07
Amounts Committed		This is a claim for a negative Legal Entity Income Tax (IRPJ) balance for the 2014 calendar year (2015 fiscal year) because set-offs were not allowed.
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]	11,226
Origin			Receita Federal de Brasil
Stage of trial			10880.910560/2017-16
Amounts Committed		Compensation non equate by Cofins
LATAM Airlines Group Argentina, Brasil, Perú, Ecuador, y TAM Mercosur. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		Federal Commercial and Civil Trial Court No. 11 in the city of Buenos Aires. After two years of arguments on jurisdiction and competence, the claim was assigned to this court and an answer was filed on March 19, 2019. The Court ruled in favor of the defendants on March 26, 2021, denying the precautionary measure petitioned by the plaintiff. The evidentiary stage has not yet begun in this case.
Case Number	[1]	-0-
Origin		Commercial and Civil Trial Court No. 11 of Buenos Aires.
Stage of trial		1408/2017
Amounts Committed		Consumidores Libres Coop. Ltda. filed this claim on March 14, 2017 regarding a provision of services. It petitioned for the reimbursement of certain fees or the difference in fees charged for passengers who purchased a ticket in the last 10 years but did not use it.
TAM Linhas Aéreas S.A [Member] | Department of Federal Revenue of Brazil One [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.
Case Number	[1]	14,047
Origin		Department of Federal Revenue of Brazil
Stage of trial		10.880.938842/2013-54
Amounts Committed		The decision denied the petition for reassignment and did not equate the COFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system.
TAM Linhas Aéreas S.A [Member] | Department of Federal Revenue of Brazil Two [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number		12,838
Origin		Department of Federal Revenue of Brazil
Stage of trial		10.880.93844/2013-43
Amounts Committed		The decision denied the petition for reassignment and did not equate the COFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system.
Tam Linhas Aéreas S.A [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		Presentada la defensa. Dictada sentencia de primera instancia que mantuvo la Notificación de Infracción en su totalidad. Presentamos un Recurso Ordinario, que aguarda sentencia del TIT / SP. En noviembre de 2021 tuvimos un juicio que anuló la decisión anterior y determinó un nuevo juicio. A defense has been presented. The first-instance decision maintained all of the Violation Notice. We filed an ordinary remedy that is pending a decision by the Taxes and Imposts Court of Sao Paulo. There was a lawsuit in November 2021 that voided the previous decision and ordered a new lawsuit. In November 2022, we received a decision ordering payment of part of the debt. The remaining part of the debt will be disputed before the courts.
Tam Linhas Aéreas S.A [Member] | União Federal [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		This claim was filed in 2018. In January 2020, a decision favorable to the Company was rendered so that contributions would be collected on the basis of gross income. The company recently learned that the Superior Courts are rendering decisions unfavorable to contributors. They have ruled against the contributor in a recent decision (jointly with the legal team and prosecutor). A provision has been made in the accounting for KUS$17.137 (R$ 89.417.472,87).
Tam Linhas Aéreas S.A [Member] | Department of Federal Revenue of Brazil Three [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number		12,690
Origin		Department of Federal Revenue of Brazil
Stage of trial		10880.938841/2013-18
Amounts Committed		The decision denied the petition for reassignment and did not equate the COFINS credit statements for the second quarter of 2012 that had been determined to be in the non-accumulative system.
Tam Linhas Aéreas S.A [Member] | Tribunal do Trabajo de São Paulo [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		The instruction hearing is pending in this case, scheduled for 12:02 p.m. on March 24, 2023.
Tam Linhas Aéreas S.A [Member] | Receita Federal [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We will be presenting a defense.
TAM Linhas Aéreas S.A [Member] | Receita Federal de Brasil [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			We presented our administrative defense on January 11, 2020. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		37,062
Origin		Receita Federal de Brasil
Stage of trial		10840.727719/2019-71
Amounts Committed			Collection of PIS / COFINS tax for the period of 2014.
Latam-Airlines Ecuador S.A. [Member] | Tribunal Distrital de lo Fiscal [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			On August 6, 2018, the District Tax Claims Court rendered a decision denying the request for a refund of a mistaken payment. An appeal seeking vacation of this judgment by the Court was filed on September 5th and we are awaiting a decision by the Appellate judges. As of December 31, 2018, the attorneys believed that the probability of recovering this sum had fallen to 30%-40% because of the pressure being put by the Executive Branch on the National Court of Justice and the Judiciary in general for rulings not to affect government revenues and because the case involves differences that are based on insufficient documentation supporting the expense. Given the percentage loss (above 50%), the accounting write-off of this recovery has been carried out.
Case Number	[1]		12,505
Origin		Tribunal Distrital de lo Fiscal
Stage of trial		17509-2014-0088
Amounts Committed			An audit of the 2006 Income Tax Return that disallowed fuel expenses, fees and other items because the necessary support was not provided, according to Management.
LATAM Airlines Group S.A. [Member] | Southern District of Florida. United States District Court [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			Latam Airlines Group S.A. was served this claim on September 27, 2019. LATAM Airlines Group filed a motion to dismiss on November 26, 2019. In response, a motion to suspend discovery was filed on December 23, 2019 while the Court was deciding on the motion to dismiss. The process was under a temporary Suspension Order from April 6, 2020 to September 2021 because of the inability to proceed regularly as a result of the indefinite duration and restrictions imposed by the world pandemic. Jose Ramon Lopez Regueiro filed a Second Amendment to the Claim on September 27, 2021 of undetermined amount. This case was dismissed by the Court on June 30, 2022 because the property was not confiscated by a U.S. national and the plaintiff was not a U.S. citizen when they acquired the alleged claim to the property or at least not before the enactment of the Helms-Burton Act (March 12, 1996). The suspension of claims against LATAM remained in effect until the Chapter 11 proceedings concluded. Since the plaintiff did not present a proof of claim against LATAM as part of the Chapter 11 proceedings, they could not file any claim against LATAM. Consequently, the plaintiff agreed to withdraw their claim. A status report was presented to the Court that confirmed this. The provision is undetermined.
Case Number	[1]		-0-
Origin		Southern District of Florida. United States District Court
Stage of trial		19cv23965
Amounts Committed			A lawsuit filed by Jose Ramon Lopez Regueiro against American Airlines Inc. and Latam Airlines Group S.A. seeking an indemnity for damages caused by the commercial use of the Jose Marti International Airport in Cuba that he says were repaired and reconditioned by his family before the change in government in 1959.
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			It is about the non-approved compensation of Cofins. Administrative defense submitted (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		10,979
Origin		Receita Federal de Brasil
Stage of trial		10880.910559/2017-91
Amounts Committed			Compensation non equate by Cofins
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		12,710
Origin		Receita Federal de Brasil
Stage of trial		10880.910547/2017-67
Amounts Committed			Compensation non equate by Cofins
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]	12,221
Origin			Receita Federal de Brasil
Stage of trial			10880.910553/2017-14
Amounts Committed		Compensation non equate by Cofins
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]	12,893
Origin			Receita Federal de Brasil
Stage of trial			10880.910555/2017-11
Amounts Committed		Compensation non equate by Cofins
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]	13,051
Origin			Receita Federal de Brasil
Stage of trial			10880.910550/2017-81
Amounts Committed		Compensation non equate by Cofins
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		10,927
Origin		Receita Federal de Brasil
Stage of trial		10880.910549/2017-56
Amounts Committed			Compensation non equate by Cofins
TAM Linhas Aéreas S.A. [Member] | Receita Federal de Brasil Ten [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		10,346
Origin		Receita Federal de Brasil
Stage of trial		10880.910557/2017-01
Amounts Committed			Compensation non equate by Cofins
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			We presented our administrative defense (Manifestação de Inconformidade). A decision is pending. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		29,474
Origin		Receita Federal de Brasil
Stage of trial		10840.722712/2020-05
Amounts Committed			Administrative trial that deals with the collection of PIS/Cofins proportionality (fiscal year 2015).
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			TAM filed its administrative defense on July 14, 2020. A decision is pending. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		16,551
Origin		Receita Federal de Brasil
Stage of trial		10880.978948/2019-86
Amounts Committed			It is about the non-approved compensation/reimbursement of Cofins for the 4th Quarter of 2015.
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			TAM filed its administrative defense on July 14, 2020. A decision is pending. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		10,022
Origin		Receita Federal de Brasil
Stage of trial		10880.978946/2019-97
Amounts Committed			It is about the non-approved compensation/reimbursement of Cofins for the 3th Quarter of 2015
TAM Linhas Aéreas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			TAM filed its administrative defense on July 14, 2020. A decision is pending. The Company filed a voluntary appeal (CARF) that is pending a decision.
Case Number	[1]		10,628
Origin		Receita Federal de Brasil
Stage of trial		10880.978944/2019-06
Amounts Committed			It is about the non-approved compensation/reimbursement of Cofins for the 2th Quarter of 2015
Latam Airlines Group S.A [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			On 06/25/2020 we were notified of the lawsuit. On 04/07/2020 we filed a motion for reversal against the ruling that declared the action filed by CONADECUS admissible, the decision is pending to date. On 07/11/2020 we requested the Court to comply with the suspension of this case, ruled by the 2nd Civil Court of Santiago, in recognition of the foreign reorganization procedure pursuant to Law No. 20,720, for the entire period that said proceeding lasts, a request that was accepted by the Court. CONADECUS filed a remedy of reconsideration and an appeal against this resolution should the remedy of reconsideration be dismissed. The Court dismissed the reconsideration on August 3, 2020, but admitted the appeal. On March 1, 2023, the Court of Appeals resolved to omit the hearing of the case and pronouncement regarding the appeal, in view of the fact that in January 2023 LATAM’s request the end of the suspension of the process that was decreed by resolution of July 17, 2020 in case file C-8498-2020 of the 23rd Civil Court of Santiago, for which the file is expected to return to the first instance to continue the processing. The amount at the moment is undetermined.
Origin			23° Juzgado Civil de Santiago
Stage of trial			C-8498-2020
Amounts Committed			Class Action Lawsuit filed by the National Corporation of Consumers and Users (CONADECUS) against LATAM Airlines Group S.A. for alleged breaches of the Law on Protection of Consumer Rights due to flight cancellations caused by the COVID-19 Pandemic, requesting the nullity of possible abusive clauses, the imposition of fines and compensation for damages in defense of the collective interest of consumers. LATAM has hired specialist lawyers to undertake its defense.
TAM Linhas Aéreas S.A [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			TAM filed its administrative defense. (Manifestação de Inconformidade). A decision is pending
TAM Linhas Aéreas S.A [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			A decision is pending
Tam Linhas Aéreas S/A. [Member] | Justicia Cível do Rio de Janeiro/RJ [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			TAM was ordered to pay an indemnity to Mais Linhas for loss of profit and moral damage, estimated to be R$48 million. Both parties appealed the decision, but the Rio de Janeiro Court has not issued a ruling on the appeals. Before any appeals decision is rendered, Mais filed a provisional enforcement petition for R$48 million. TAM appealed that petition on September 21, 2021, and presented guarantee insurance on the record to keep its accounts from being frozen.
TAM Linhas Aéreas S.A. [Member] | Delegacía da Receita Federal [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			Presented the defense, which was denied by RFB. TAM resource partially accepted. The Federal Revenue Service of Brazil issued a decision granting the request for a refund. The process was closed with a decision favorable to the company.
Tam Linhas Aéreas S.A. [Member] | União Federal [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		The lawsuit began in 1993. In 1998, there was a decision favorable to TAM. The process reached the Court, and in 2019, the decision was against TAM. The company has appealed and a decision is pending.
Tam Linhas Aéreas S.A. [Member] | Receita Federal de Brasil [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			The defensive arguments were presented, but the claim was denied by the Brazilian Federal Revenue Agency (RFB). TAM’s appeal was sustained in part. The Federal Revenue Service of Brazil issued a decision granting the request for a refund. The process was closed with a decision favorable to the company.
Tam Linhas Aéreas S.A. [Member] | Tribunal del Trabajo de Brasília/DF [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			The hearing is scheduled for March 06, 2023.
19515-720.823/2018-11 [Member] | TAM Linhas Aéreas S/A [Member] | Department of Federal Revenue of Brazil [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		A defense was presented on November 28, 2018. The Court dismissed the Company’s appeal in August 2019. Then on September 17, 2019, Company filed a voluntary appeal (CRSF (Administrative Tax Appeals Board)) that is pending a decision.
Case Number		106,331
Origin		Department of Federal Revenue of Brazil
Stage of trial		19515-720.823/2018-11
Amounts Committed		An administrative claim to collect alleged differences in SAT payments for the periods 11/2013 to 12/2017.
10880.938832/2013-19 [Member] | TAM Linhas Aéreas S/A [Member] | Department of Federal Revenue of Brazil [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.
Case Number		19,632
Origin		Department of Federal Revenue of Brazil
Stage of trial		10880.938832/2013-19
Amounts Committed		The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the second quarter of 2011, which were determined to be in the non-cumulative system
10880.938834/2013-16 [Member] | TAM Linhas Aéreas S/A [Member] | Department of Federal Revenue of Brazil [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.
Case Number		14,586
Origin		Department of Federal Revenue of Brazil
Stage of trial		10880.938834/2013-16
Amounts Committed		The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the third quarter of 2011, which were determined to be in the non-cumulative system.
10880.938837/2013-41 [Member] | TAM Linhas Aéreas S/A [Member] | Department of Federal Revenue of Brazil Seven [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.
Case Number	[1]	18,989
Origin		Department of Federal Revenue of Brazil
Stage of trial		10880.938837/2013-41
Amounts Committed		The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the fourth quarter of 2011, which were determined to be in the non-cumulative system.
10880.938838/2013-96 [Member] | TAM Linhas Aéreas S.A. [Member] | Department of Federal Revenue of Brazil Eight [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court		We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.
Case Number	[1]	12,162
Origin		Department of Federal Revenue of Brazil
Stage of trial		10880.938838/2013-96
Amounts Committed		The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the first quarter of 2012, which were determined to be in the non-cumulative system.
C-8903-2020 [Member] | Latam Airlines Group S.A [Member] | Juzgado Civil de Santiago [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court			On July 7, 2020 we were notified of the lawsuit. We filed our answer to the claim on August 21, 2020. A settlement was reached with AGRECU at that hearing that was approved by the Court on October 5, 2020. On October 7, 2020, the 25th Civil Court confirmed that the decision approving the settlement was final and binding. CONADECUS filed a brief on October 4, 2020 to become a party and oppose the agreement, which was dismissed on October 5, 2020. It petitioned for an official correction on October 8, 2020 and the annulment of all proceedings on October 22, 2020, which were dismissed, costs payable by CONADECUS, on November 16, 2020 and November 20, 2020, respectively. LATAM presented reports on the implementation of the agreement on May 19, 2021, November 19, 2021 and May 19, 2022, which concluded its obligation to report on that implementation. On 12/28/22 the Civil Court ordered the filing of the file. CONADECUS still has appeals pending against these decisions before the Court of Appeals of Santiago under entry number 14.213-2020. The amount at the moment is undetermined.

[1]	The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.